Property and Equipment (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Property, Plant, and Equipment, after Accumulated Depreciation, Depletion, and Amortization [Abstract]
Depreciation	$ 46,285	$ 36,779	$ 70,150	$ 76,246	$ 45,071
Impairment loss	$ 0	$ 0	$ 0	$ 33,841	$ 0